Business combinations (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Purchase Price Allocation for Acquisition

The table below summarizes the purchase price allocation for the acquisition of Interxion Science Park:

€’000
Property, plant and equipment	16,821
Trade receivables(1)	1,165
Other current assets	959
Trade payables and other liabilities	(1,249)
Provisions	(280)
Goodwill	38,900
Customer portfolio	28,005
Deferred taxes	(6,804)
Total purchase price	77,517

Notes:

(1)	Trade and other receivables represent contractual gross amounts less €30 thousand, which was determined to be uncollectible at the date of acquisition.